UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Bond Fund

Investor Class (PREMX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Investor Class	$48	0.95%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476
Table Summary

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F110-053 8/26

Emerging Markets Bond Fund

Investor Class (PREMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Bond Fund

Advisor Class (PAIKX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Advisor Class	$58	1.15%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476
Table Summary

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F210-053 8/26

Emerging Markets Bond Fund

Advisor Class (PAIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Bond Fund

I Class (PRXIX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - I Class	$32	0.64%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476
Table Summary

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F530-053 8/26

Emerging Markets Bond Fund

I Class (PRXIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Emerging Markets Bond Fund

Z Class (TREZX)

This semi-annual shareholder report contains important information about Emerging Markets Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$6,279,722
Number of Portfolio Holdings	476
Table Summary

Portfolio Turnover Rate	22.4%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	9.3%
Brazil	5.5
Türkiye	4.3
Argentina	4.3
South Africa	3.6
Dominican Republic	3.6
Colombia	3.6
Romania	3.3
Saudi Arabia	3.0
Other	59.5

Top Ten Holdings (as a % of Net Assets)

Table Summary
United Mexican States	4.4%
Republic of Argentina	4.2
Republic of Brazil	3.9
Republic of Turkiye	3.8
Dominican Republic	3.6
Republic of South Africa	3.5
Republic of Colombia	3.4
Republic of Romania	3.3
Petroleos Mexicanos	2.7
Arab Republic of Egypt	2.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1248-053 8/26

Emerging Markets Bond Fund

Z Class (TREZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREMX Emerging Markets Bond
Fund
PAIKX Emerging Markets Bond
Fund–
.
Advisor Class
PRXIX Emerging Markets Bond
Fund–
.
I Class
TREZX Emerging Markets Bond
Fund–
.
Z Class

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .84 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59
Investment
activities
Net investment
income
(1)(2)
0 .29 0 .56 0 .52 0 .47 0 .44 0 .50
Net realized and
unrealized gain/
loss 0 .08 0 .69 0 .03
(3)
0 .62 ( 2 .31 ) ( 0 .78 )
Total from
investment
activities 0 .37 1 .25 0 .55 1 .09 ( 1 .87 ) ( 0 .28 )
Distributions
Net investment
income ( 0 .28 ) ( 0 .55 ) ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .48 )
Tax return of
capital — ( 0 .01 ) — — — ( 0 .02 )
Total distributions ( 0 .28 ) ( 0 .56 ) ( 0 .52 ) ( 0 .47 ) ( 0 .44 ) ( 0 .50 )
NET ASSET
VALUE
End of period $ 9 .93 $ 9 .84 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
3 .78% 14 .13% 6 .17% 13 .26% ( 17 .31 ) % ( 2 .45 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .95%
(5)
0 .98% 0 .98% 0 .98% 0 .99% 0 .91%
Net expenses
after waivers/
payments by
Price Associates 0 .95%
(5)
0 .98% 0 .98% 0 .98% 0 .99% 0 .91%
Net investment
income 5 .84%
(5)
5 .96% 5 .70% 5 .44% 4 .89% 4 .48%
Portfolio turnover
rate 22 .4% 53 .2% 40 .2% 23 .0% 36 .6% 38 .1%
Net assets, end of
period (in millions) $328 $331 $352 $379 $540 $1,016
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .84 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81 $ 11 .59
Investment
activities
Net investment
income
(1)(2)
0 .27 0 .54 0 .50 0 .45 0 .42 0 .52
Net realized and
unrealized gain/
loss 0 .09 0 .70 0 .03
(3)
0 .62 ( 2 .30 ) ( 0 .83 )
Total from
investment
activities 0 .36 1 .24 0 .53 1 .07 ( 1 .88 ) ( 0 .31 )
Distributions
Net investment
income ( 0 .27 ) ( 0 .54 ) ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .45 )
Tax return of
capital — ( 0 .01 ) — — — ( 0 .02 )
Total distributions ( 0 .27 ) ( 0 .55 ) ( 0 .50 ) ( 0 .45 ) ( 0 .43 ) ( 0 .47 )
NET ASSET
VALUE
End of period $ 9 .93 $ 9 .84 $ 9 .15 $ 9 .12 $ 8 .50 $ 10 .81

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
3 .67% 13 .93% 5 .99% 13 .06% ( 17 .43 ) % ( 2 .72 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 3 .64%
(5)
2 .99% 2 .60% 1 .40% 1 .40% 1 .51%
Net expenses
after waivers/
payments by
Price Associates 1 .15%
(5)
1 .16% 1 .15% 1 .15% 1 .15% 1 .19%
Net investment
income 5 .62%
(5)
5 .76% 5 .52% 5 .27% 4 .74% 4 .62%
Portfolio turnover
rate 22 .4% 53 .2% 40 .2% 23 .0% 36 .6% 38 .1%
Net assets, end
of period (in
thousands) $49 $46 $73 $87 $107 $209
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .83 $ 9 .14 $ 9 .11 $ 8 .49 $ 10 .80 $ 11 .58
Investment
activities
Net investment
income
(1)(2)
0 .30 0 .59 0 .56 0 .49 0 .46 0 .52
Net realized and
unrealized gain/
loss 0 .08 0 .69 0 .02
(3)
0 .62 ( 2 .30 ) ( 0 .78 )
Total from
investment
activities 0 .38 1 .28 0 .58 1 .11 ( 1 .84 ) ( 0 .26 )
Distributions
Net investment
income ( 0 .29 ) ( 0 .58 ) ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .50 )
Tax return of
capital — ( 0 .01 ) — — — ( 0 .02 )
Total distributions ( 0 .29 ) ( 0 .59 ) ( 0 .55 ) ( 0 .49 ) ( 0 .47 ) ( 0 .52 )
NET ASSET
VALUE
End of period $ 9 .92 $ 9 .83 $ 9 .14 $ 9 .11 $ 8 .49 $ 10 .80

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
3 .94% 14 .49% 6 .47% 13 .57% ( 17 .09 ) % ( 2 .30 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(5)
0 .70% 0 .73% 0 .76% 0 .75% 0 .75%
Net expenses
after waivers/
payments by
Price Associates 0 .64%
(5)
0 .67% 0 .70% 0 .71% 0 .71% 0 .75%
Net investment
income 6 .12%
(5)
6 .26% 6 .11% 5 .74% 5 .22% 4 .61%
Portfolio turnover
rate 22 .4% 53 .2% 40 .2% 23 .0% 36 .6% 38 .1%
Net assets, end of
period (in millions) $2,370 $1,912 $1,576 $632 $439 $474
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 9 .85 $ 9 .15 $ 9 .12 $ 8 .51 $ 10 .82 $ 11 .60
Investment
activities
Net investment
income
(1)(2)
0 .33 0 .65 0 .61 0 .55 0 .53 0 .60
Net realized and
unrealized gain/
loss 0 .07 0 .71 0 .03
(3)
0 .61 ( 2 .31 ) ( 0 .78 )
Total from
investment
activities 0 .40 1 .36 0 .64 1 .16 ( 1 .78 ) ( 0 .18 )
Distributions
Net investment
income ( 0 .32 ) ( 0 .65 ) ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .57 )
Tax return of
capital — ( 0 .01 ) — — — ( 0 .03 )
Total distributions ( 0 .32 ) ( 0 .66 ) ( 0 .61 ) ( 0 .55 ) ( 0 .53 ) ( 0 .60 )
NET ASSET
VALUE
End of period $ 9 .93 $ 9 .85 $ 9 .15 $ 9 .12 $ 8 .51 $ 10 .82

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(4)
4 .16% 15 .35% 7 .21% 14 .22% ( 16 .45 ) % ( 1 .56 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .66%
(5)
0 .69% 0 .72% 0 .72% 0 .72% 0 .75%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .01% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 6 .77%
(5)
6 .93% 6 .69% 6 .43% 5 .93% 5 .34%
Portfolio turnover
rate 22 .4% 53 .2% 40 .2% 23 .0% 36 .6% 38 .1%
Net assets, end of
period (in millions) $3,582 $2,991 $3,009 $3,103 $2,964 $3,384
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ANGOLA 1.7%
Government Bonds 1.7%
Republic of Angola, 8.00%, 11/26/29 (USD)  6,048,000 6,161
Republic of Angola, 8.25%, 5/9/28 (USD)  11,839,000 12,218
Republic of Angola, 8.75%, 4/14/32 (USD)  3,960,000 4,002
Republic of Angola, 9.125%, 11/26/49 (USD)  535,000 502
Republic of Angola, 9.244%, 1/15/31 (USD)  29,584,000 30,638
Republic of Angola, 9.375%, 3/31/33 (USD) (1) 30,815,000 31,509
Republic of Angola, 9.375%, 5/8/48 (USD)  200,000 193
Republic of Angola, 9.875%, 3/31/37 (USD) (1) 22,790,000 23,507
Total Angola (Cost $106,623) 108,730
ARGENTINA 4.3%
Corporate Bonds 0.1%
Vaca Muerta , FRN, 6M TSFR + 5.38%, Acquisition Date:
12/1/25, Cost $7,294, 9.335%, 7/8/30 (USD) (2) 7,294,000 7,390
7,390
Government Bonds 4.2%
Republic of Argentina, 1.00%, 7/9/29 (USD)  56,391,490 51,503
Republic of Argentina, STEP, 0.75%, 7/9/30 (USD)  67,493,520 59,808
Republic of Argentina, STEP, 4.125%, 7/9/35 (USD)  96,751,705 77,586
Republic of Argentina, STEP, 5.00%, 1/9/38 (USD)  85,671,238 71,544
260,441
Total Argentina (Cost $223,847) 267,831
AZERBAIJAN 0.2%
Government Bonds 0.2%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  14,596,000 13,626
Total Azerbaijan (Cost $12,972) 13,626
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 8.25%, 6/24/36 (USD)  29,540,000 33,191
Total Bahamas (Cost $32,780) 33,191

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 2.8%
Government Bonds 2.8%
CBB International Sukuk Programme , 6.124%, 9/3/34
(USD) (1) 7,070,000 6,947
CBB International Sukuk Programme , 6.25%, 7/7/33 (USD)  8,250,000 8,216
Kingdom of Bahrain, 5.25%, 1/25/33 (USD)  2,813,000 2,568
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  37,110,000 37,377
Kingdom of Bahrain, 7.10%, 2/3/38 (USD) (1) 18,180,000 17,719
Kingdom of Bahrain, 7.10%, 2/3/38 (USD)  22,853,000 22,273
Kingdom of Bahrain, 7.125%, 6/10/36 (USD) (1) 36,500,000 36,189
Kingdom of Bahrain, 7.50%, 2/12/36 (USD)  27,005,000 27,512
Kingdom of Bahrain, 7.75%, 4/18/35 (USD)  13,870,000 14,389
Total Bahrain (Cost $175,763) 173,190
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 25 —
Government of Barbados, 8.00%, 6/26/35 (USD) (1) 3,774,000 4,053
Total Barbados (Cost $3,845) 4,053
BENIN 0.0%
Government Bonds 0.0%
Republic of Benin, 7.96%, 2/13/38 (USD) (1) 1,035,000 1,101
Republic of Benin, 7.96%, 2/13/38 (USD)  645,000 686
Total Benin (Cost $1,669) 1,787
BOLIVIA 0.4%
Government Bonds 0.4%
State of Bolivia, 4.50%, 3/20/28 (USD)  280,014 270
State of Bolivia, 9.45%, 5/14/31 (USD) (1) 24,770,000 25,413
Total Bolivia (Cost $24,652) 25,683
BRAZIL 5.5%
Corporate Bonds 0.7%
Globo Comunicacao e Participacoes , 5.50%, 1/14/32
(USD) (1) 8,620,000 8,478

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Globo Comunicacao e Participacoes , 5.50%, 1/14/32 (USD)  8,695,000 8,552
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (3)(4) 6,825,000 3,771
Raizen Fuels Finance, 6.25%, 7/8/32 (USD) (1)(3)(4) 10,400,000 5,746
Raizen Fuels Finance, 6.45%, 3/5/34 (USD) (1)(3)(4) 20,420,000 11,330
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1)(3)(4) 2,010,000 1,111
Raizen Fuels Finance, 6.95%, 3/5/54 (USD) (3)(4) 13,705,000 7,558
46,546
Government Bonds 4.8%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%,
5/15/35  157,735,712 26,751
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  94,697,000 15,954
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/33  65,425,000 10,524
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,881,000 7,913
Republic of Brazil, 5.50%, 11/6/30 (USD)  9,110,000 9,185
Republic of Brazil, 6.00%, 10/20/33 (USD)  11,645,000 11,726
Republic of Brazil, 6.125%, 3/15/34 (USD)  39,105,000 39,342
Republic of Brazil, 6.25%, 3/18/31 (USD)  18,825,000 19,487
Republic of Brazil, 6.25%, 5/22/36 (USD)  27,705,000 27,483
Republic of Brazil, 6.625%, 3/15/35 (USD)  96,975,000 99,710
Republic of Brazil, 7.125%, 5/13/54 (USD)  3,880,000 3,902
Republic of Brazil, 7.25%, 1/12/56 (USD)  25,045,000 25,152
297,129
Total Brazil (Cost $351,444) 343,675
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, Series 13Y, 5.00%, 3/5/37 (USD)  19,744,000 19,262
Republic of Bulgaria, Series 12.5, 4.875%, 5/13/36  2,275,000 2,821
Total Bulgaria (Cost $21,960) 22,083
CHILE 2.6%
Corporate Bonds 1.8%
AES Andes, VR, 8.15%, 6/10/55 (USD) (1)(5) 9,370,000 9,806
Agrosuper , 4.60%, 1/20/32 (USD) (1) 21,563,000 20,562
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 11,853,000 10,854
Celulosa Arauco y Constitucion , 3.875%, 11/2/27 (USD)  5,545,000 5,462
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (USD) (1) 6,610,000 6,235

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Celulosa Arauco y Constitucion , 6.18%, 5/5/32 (USD) (1) 4,470,000 4,499
Chile Electricity Mpc II, 5.58%, 10/20/35 (USD) (1) 10,557,054 10,716
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD)  3,775,000 3,555
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,422
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (USD) (1) 9,700,000 10,280
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  14,510,000 9,147
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,825,000 3,328
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 14,000,000 11,919
Inversiones CMPC, 6.125%, 2/26/34 (USD)  1,080,000 1,069
111,854
Government Bonds 0.8%
Republic of Chile, 3.50%, 1/25/50 (USD)  7,618,000 5,549
Republic of Chile, 3.75%, 1/14/32 (EUR)  5,290,000 6,123
Republic of Chile, 5.33%, 1/5/54 (USD)  1,100,000 1,061
Republic of Chile, 5.65%, 1/13/37 (USD)  40,045,000 41,690
54,423
Total Chile (Cost $174,799) 166,277
COLOMBIA 3.6%
Corporate Bonds 0.0%
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,494
1,494
Government Bonds 3.4%
Republic of Colombia, 5.375%, 1/21/29 (USD)  10,210,000 10,213
Republic of Colombia, 5.625%, 2/26/44 (USD)  4,345,000 3,749
Republic of Colombia, 6.125%, 1/21/31 (USD)  4,970,000 5,034
Republic of Colombia, 6.125%, 1/18/41 (USD)  12,790,000 11,991
Republic of Colombia, 6.50%, 1/21/33 (USD)  13,200,000 13,411
Republic of Colombia, 7.375%, 4/25/30 (USD)  9,300,000 9,821
Republic of Colombia, 7.375%, 9/18/37 (USD)  4,500,000 4,775
Republic of Colombia, 7.75%, 11/7/36 (USD)  41,920,000 45,752
Republic of Colombia, 8.00%, 4/20/33 (USD)  41,420,000 45,470
Republic of Colombia, 8.00%, 11/14/35 (USD)  12,370,000 13,638
Republic of Colombia, 8.375%, 11/7/54 (USD)  11,135,000 12,784
Republic of Colombia, 8.50%, 4/25/35 (USD)  9,100,000 10,310
Republic of Colombia, Series B, 6.25%, 7/9/36  66,449,200,000 13,304

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Colombia, Series B, 12.50%, 2/27/30  39,676,700,000 11,682
211,934
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC, Acquisition Date: 6/7/23,
Cost $3,644 (USD) (2)(4) † 6,682
Bona Fide Investments Holdings III, Acquisition Date: 6/14/24,
Cost $2,217 (USD) (2)(4) † 3,149
9,831
Total Colombia (Cost $209,961) 223,259
CONGO (DEMOCRATIC REPUBLIC) 0.0%
Government Bonds 0.0%
DRC International Bond, 8.75%, 4/16/32 (USD) (1) 1,300,000 1,344
Total Congo (Democratic Republic) (Cost $1,340) 1,344
COSTA RICA 1.3%
Government Bonds 1.3%
Republic of Costa Rica, 5.50%, 11/21/30 (EUR) (1) 25,500,000 30,656
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 9,171
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 17,750,000 21,473
Republic of Costa Rica, 6.125%, 2/19/31 (USD)  4,420,000 4,557
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  450,000 491
Republic of Costa Rica, 7.30%, 11/13/54 (USD) (1) 11,041,000 12,487
Total Costa Rica (Cost $76,248) 78,835
CÔTE D'IVOIRE 1.9%
Government Bonds 1.9%
Kona SPC, FRN, 12M EURIBOR + 2.70%, 4.966%, 12/29/26
(EUR) (1) 13,300,000 15,333
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  935,000 930
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  18,585,000 20,548
Republic of Ivory Coast, 6.875%, 4/1/28 (1) 9,403,000,000 16,638
Republic of Ivory Coast, 7.625%, 1/30/33 (USD) (1) 1,475,000 1,578
Republic of Ivory Coast, 7.625%, 1/30/33 (USD)  5,970,000 6,387
Republic of Ivory Coast, 8.075%, 4/1/36 (USD) (1) 12,080,000 13,244
Republic of Ivory Coast, 8.075%, 4/1/36 (USD)  7,100,000 7,784
Republic of Ivory Coast, 8.25%, 1/30/37 (USD)  32,485,000 36,037
Total Côte d'Ivoire (Cost $109,834) 118,479

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DOMINICAN REPUBLIC 3.6%
Government Bonds 3.6%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 7,580,000 7,327
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 2,535,000 2,413
Dominican Republic, 5.30%, 1/21/41 (USD)  20,975,000 18,900
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 7,364
Dominican Republic, 5.75%, 3/17/34 (USD) (1) 13,740,000 13,572
Dominican Republic, 5.875%, 10/28/35 (USD) (1) 20,330,000 20,122
Dominican Republic, 5.875%, 1/30/60 (USD)  17,445,000 15,429
Dominican Republic, 6.15%, 5/17/38 (USD) (1) 13,350,000 13,284
Dominican Republic, 6.60%, 6/1/36 (USD)  9,970,000 10,408
Dominican Republic, 6.85%, 1/27/45 (USD)  56,954,000 58,537
Dominican Republic, 6.95%, 3/15/37 (USD) (1) 36,237,000 38,490
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 9,950,000 10,495
Dominican Republic, 7.45%, 4/30/44 (USD)  9,900,000 10,769
Dominican Republic, 10.50%, 3/15/37 (1) 18,000,000 321
Dominican Republic, 10.75%, 6/1/36 (1) 19,550,000 353
Total Dominican Republic (Cost $224,729) 227,784
ECUADOR 2.5%
Government Bonds 2.5%
Republic of Ecuador, 8.75%, 1/29/34 (USD) (1) 11,500,000 11,600
Republic of Ecuador, 9.25%, 1/29/39 (USD) (1) 18,990,000 19,480
Republic of Ecuador, 9.25%, 1/29/39 (USD)  24,886,000 25,528
Republic of Ecuador, STEP, 5.00%, 7/31/40 (USD)  19,798,000 16,606
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD) (1) 28,289,098 28,319
Republic of Ecuador, STEP, 6.90%, 7/31/30 (USD)  8,712,000 8,721
Republic of Ecuador, STEP, 6.90%, 7/31/35 (USD)  50,103,466 46,001
Total Ecuador (Cost $131,983) 156,255
EGYPT 3.0%
Government Bonds 3.0%
Arab Republic of Egypt, 5.80%, 9/30/27 (USD)  16,159,000 16,196
Arab Republic of Egypt, 6.588%, 2/21/28 (USD)  1,690,000 1,704
Arab Republic of Egypt, 7.30%, 9/30/33 (USD)  4,500,000 4,497
Arab Republic of Egypt, 7.50%, 2/16/61 (USD)  9,725,000 8,402
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  21,441,000 22,087
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 29,790,000 29,168

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  36,686,000 35,920
Arab Republic of Egypt, 8.625%, 2/4/30 (USD) (1) 14,740,000 15,776
Arab Republic of Egypt, 8.875%, 5/29/50 (USD)  500,000 499
Arab Republic of Egypt, 9.45%, 2/4/33 (USD) (1) 7,900,000 8,757
Arab Republic of Egypt, 9.45%, 2/4/33 (USD)  20,500,000 22,723
Arab Republic of Egypt Treasury Bills, Series 364D, 23.501%,
8/25/26  1,031,000,000 20,277
Total Egypt (Cost $172,288) 186,006
EL SALVADOR 0.2%
Government Bonds 0.2%
Republic of El Salvador, 6.375%, 1/18/27 (USD)  310,000 311
Republic of El Salvador, 7.125%, 1/20/50 (USD)  160,000 149
Republic of El Salvador, 7.65%, 6/15/35 (USD)  9,370,000 9,670
Republic of El Salvador, 8.25%, 4/10/32 (USD)  962,000 1,025
Republic of El Salvador, 9.25%, 4/17/30 (USD) (1) 190,000 205
Republic of El Salvador, 9.25%, 4/17/30 (USD)  2,538,000 2,738
Republic of El Salvador, 9.50%, 7/15/52 (USD)  150,000 169
Republic of El Salvador, 9.65%, 11/21/54 (USD) (1) 220,000 253
Republic of El Salvador, 9.65%, 11/21/54 (USD)  150,000 172
Republic of El Salvador, STEP, 4.00%, 4/17/30 (USD) (1) 9,700,000 401
Total El Salvador (Cost $14,866) 15,093
GAMBIA 0.0%
Corporate Bonds 0.0%
Africell Holding, 10.50%, 10/23/29 (USD) (1) 270,000 278
Total Gambia (Cost $270) 278
GHANA 0.8%
Government Bonds 0.8%
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD) (1) 307,038 303
Republic of Ghana, STEP, 5.00%, 7/3/29 (USD)  639,012 631
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD) (1) 664,600 619
Republic of Ghana, STEP, 5.00%, 7/3/35 (USD)  50,780,101 47,260
Republic of Ghana, Zero Coupon, 7/3/26 (USD) (1) 11,600 12
Republic of Ghana, Zero Coupon, 7/3/26 (USD)  504,080 504
Republic of Ghana, Zero Coupon, 1/3/30 (USD) (1) 54,738 49
Republic of Ghana, Zero Coupon, 1/3/30 (USD)  256,180 230
Total Ghana (Cost $40,438) 49,608

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30, (7.00% PIK)
(USD) (6) 1,566,716 1,548
Total Grenada (Cost $1,479) 1,548
GUATEMALA 0.6%
Government Bonds 0.6%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  8,190,000 8,169
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 698,000 691
Republic of Guatemala, 6.125%, 6/1/50 (USD)  215,000 216
Republic of Guatemala, 6.25%, 8/15/36 (USD) (1) 460,000 481
Republic of Guatemala, 6.55%, 2/6/37 (USD) (1) 200,000 213
Republic of Guatemala, 6.60%, 6/13/36 (USD) (1) 1,210,000 1,292
Republic of Guatemala, 6.875%, 8/15/55 (USD) (1) 4,965,000 5,414
Republic of Guatemala, 7.05%, 10/4/32 (USD) (1) 22,465,000 24,271
Total Guatemala (Cost $39,246) 40,747
HONDURAS 0.2%
Government Bonds 0.2%
Honduras Government International Bond, 8.625%, 11/27/34
(USD) (1) 10,615,000 12,299
Total Honduras (Cost $12,183) 12,299
HUNGARY 0.5%
Government Bonds 0.5%
Republic of Hungary, 3.125%, 9/21/51 (USD)  13,000,000 8,333
Republic of Hungary, 6.75%, 9/23/55 (USD)  7,200,000 7,855
Republic of Hungary, Series 31/A, 3.25%, 10/22/31  4,848,340,000 14,325
Total Hungary (Cost $28,116) 30,513
INDIA 1.8%
Corporate Bonds 0.5%
ABJA Investment, 5.45%, 1/24/28 (USD)  3,754,000 3,779
Greenko Power II, 4.30%, 12/13/28 (USD)  9,578,625 9,165
Greenko Wind Projects Mauritius, 7.25%, 9/27/28 (USD)  6,569,950 6,626

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State Bank of India, 5.00%, 1/17/29 (USD)  10,540,000 10,561
30,131
Government Bonds 1.3%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 5,545,000 4,943
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  14,790,000 13,183
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  54,911,000 52,022
Export-Import Bank of India, 5.50%, 1/18/33 (USD)  8,600,000 8,765
Export-Import Bank of India, 5.75%, 1/12/56 (USD) (1) 4,180,000 4,169
83,082
Total India (Cost $116,902) 113,213
INDONESIA 1.7%
Corporate Bonds 0.3%
Minejesa Capital, 5.625%, 8/10/37 (USD)  10,805,000 10,318
Pertamina Persero, 6.00%, 5/3/42 (USD)  5,110,000 4,970
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,554
19,842
Government Bonds 1.4%
Perusahaan Penerbit , 2.80%, 6/23/30 (USD)  7,445,000 6,897
Perusahaan Penerbit , 4.45%, 2/20/29 (USD)  3,658,000 3,656
Republic of Indonesia, 4.40%, 8/14/30 (AUD)  10,280,000 6,930
Republic of Indonesia, 5.15%, 9/10/54 (USD)  6,695,000 6,157
Republic of Indonesia, 5.25%, 1/17/42 (USD)  18,820,000 18,257
Republic of Indonesia, 5.60%, 1/15/35 (USD)  35,500,000 36,174
Republic of Indonesia, 5.65%, 1/11/53 (USD)  6,000,000 5,895
83,966
Total Indonesia (Cost $106,067) 103,808
IRAQ 0.0%
Government Bonds 0.0%
Republic of Iraq, 5.80%, 1/15/28 (USD)  346,750 345
Total Iraq (Cost $337) 345

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAMAICA 0.4%
Corporate Bonds 0.4%
Kingston Airport Revenue Finance, 6.75%, 12/15/36
(USD) (1) 17,147,271 17,304
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,525,828 5,988
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,677,784 2,457
25,749
Government Bonds 0.0%
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,175,000 1,416
1,416
Total Jamaica (Cost $27,935) 27,165
JORDAN 0.5%
Government Bonds 0.5%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  6,975,000 7,063
Kingdom of Jordan, 7.50%, 1/13/29 (USD) (1) 12,470,000 13,046
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,490,000 9,835
Total Jordan (Cost $28,676) 29,944
KAZAKHSTAN 0.9%
Corporate Bonds 0.5%
KazMunayGas National, 5.75%, 4/19/47 (USD)  32,140,000 30,736
30,736
Government Bonds 0.4%
Republic of Kazakhstan, 6.50%, 7/21/45 (USD)  26,027,000 28,227
28,227
Total Kazakhstan (Cost $57,794) 58,963
KENYA 0.5%
Government Bonds 0.5%
Republic of Kenya, 7.875%, 10/9/33 (USD) (1) 940,000 947
Republic of Kenya, 7.875%, 2/26/34 (USD) (1) 1,435,000 1,425
Republic of Kenya, 8.00%, 5/22/32 (USD)  400,000 410
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 577

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Kenya, 9.50%, 3/5/36 (USD)  13,210,000 14,022
Republic of Kenya, 9.75%, 2/16/31 (USD)  12,850,000 13,979
Total Kenya (Cost $29,916) 31,360
KUWAIT 0.7%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  17,081,000 17,428
17,428
Government Bonds 0.4%
State of Kuwait, 4.652%, 10/9/35 (USD) (1) 25,380,000 24,789
24,789
Total Kuwait (Cost $43,338) 42,217
KYRGYZSTAN 0.0%
Government Bonds 0.0%
Kyrgyz Republic, 7.75%, 6/3/30 (USD) (1) 900,000 914
Total Kyrgyzstan (Cost $893) 914
LEBANON 0.2%
Government Bonds 0.2%
Lebanese Republic, Series 88, 8.20%, 5/17/33 (USD) (3)(4) 8,520,000 2,274
Lebanese Republic, Series 89, 8.25%, 5/17/34 (USD) (3)(4) 45,825,000 12,212
Total Lebanon (Cost $10,167) 14,486
MALAYSIA 2.2%
Government Bonds 2.2%
Government of Malaysia, Series 0122, 3.582%, 7/15/32  114,650,000 28,288
Government of Malaysia, Series 0419, 3.828%, 7/5/34  440,500,000 109,982
Total Malaysia (Cost $132,832) 138,270
MEXICO 9.3%
Corporate Bonds 1.8%
Banco Mercantil del Norte, VR, 7.625% (USD) (5)(7) 14,400,000 14,415
Banco Mercantil del Norte, VR, 8.375% (USD) (5)(7) 4,550,000 4,712
Banco Nacional de Mexico, VR, 6.697%, 8/7/36 (USD) (1)(5) 11,580,000 11,426

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (5) 14,320,000 14,052
BBVA Mexico, VR, 5.875%, 9/13/34 (USD) (5) 10,640,000 10,490
BBVA Mexico, VR, 8.125%, 1/8/39 (USD) (1)(5) 6,710,000 7,161
BBVA Mexico, VR, 8.45%, 6/29/38 (USD) (1)(5) 26,215,000 28,398
CFE Fibra , 5.875%, 9/23/40 (USD) (1) 4,264,657 4,167
Saavi Energia , 8.875%, 2/10/35 (USD) (1) 7,260,000 7,949
Saavi Energia , 8.875%, 2/10/35 (USD)  11,105,000 12,158
114,928
Government Bonds 7.5%
Eagle Funding Luxco , 5.50%, 8/17/30 (USD) (1) 23,640,000 23,716
Petroleos Mexicanos , 5.95%, 1/28/31 (USD)  6,670,000 6,599
Petroleos Mexicanos , 6.625%, 6/15/35 (USD)  40,859,000 39,640
Petroleos Mexicanos , 7.69%, 1/23/50 (USD)  9,570,000 8,930
Petroleos Mexicanos , 8.75%, 6/2/29 (USD)  33,433,000 35,781
Petroleos Mexicanos , 10.00%, 2/7/33 (USD)  69,263,000 81,626
United Mexican States, 4.28%, 8/14/41 (USD)  8,150,000 6,418
United Mexican States, 5.85%, 7/2/32 (USD)  17,320,000 17,525
United Mexican States, 6.00%, 5/7/36 (USD)  22,690,000 22,680
United Mexican States, 6.05%, 1/11/40 (USD)  10,580,000 10,287
United Mexican States, 6.125%, 2/9/38 (USD)  25,050,000 24,613
United Mexican States, 6.25%, 8/27/37 (USD)  18,550,000 18,555
United Mexican States, 6.35%, 2/9/35 (USD)  29,205,000 29,896
United Mexican States, 6.625%, 1/29/38 (USD)  7,860,000 8,055
United Mexican States, 6.875%, 5/13/37 (USD)  43,285,000 45,485
United Mexican States, 7.375%, 5/13/55 (USD)  54,940,000 58,407
United Mexican States, Series M, 8.00%, 2/21/36  532,000,000 28,413
466,626
Total Mexico (Cost $565,939) 581,554
MONGOLIA 0.0%
Government Bonds 0.0%
Development Bank of Mongolia, 6.90%, 7/2/31 (USD) (1) 900,000 892
Total Mongolia (Cost $889) 892
MONTENEGRO 1.1%
Government Bonds 1.1%
Government of Montenegro, 4.875%, 4/1/32 (1) 10,220,000 11,862
Government of Montenegro, 7.25%, 3/12/31 (USD) (1) 34,280,000 36,328

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Montenegro, 7.25%, 3/12/31 (USD)  19,150,000 20,294
Total Montenegro (Cost $65,787) 68,484
MOROCCO 1.2%
Corporate Bonds 0.3%
OCP, 6.70%, 3/1/36 (USD)  8,405,000 8,778
OCP, 7.50%, 5/2/54 (USD) (1) 11,060,000 11,938
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 218
20,934
Government Bonds 0.9%
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  22,421,000 16,105
Kingdom of Morocco, 5.125%, 5/26/38 (EUR) (1) 32,360,000 37,777
Kingdom of Morocco, 5.50%, 12/11/42 (USD)  510,000 485
Kingdom of Morocco, 6.50%, 9/8/33 (USD)  1,050,000 1,119
55,486
Total Morocco (Cost $74,165) 76,420
NIGERIA 1.9%
Government Bonds 1.9%
Federal Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 825
Federal Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 483
Federal Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,629
Federal Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 900,000 883
Federal Republic of Nigeria, 7.875%, 2/16/32 (USD)  14,087,000 14,676
Federal Republic of Nigeria, 8.631%, 1/13/36 (USD) (1) 16,130,000 17,501
Federal Republic of Nigeria, 8.631%, 1/13/36 (USD)  8,275,000 8,978
Federal Republic of Nigeria, 9.13%, 1/13/46 (USD) (1) 13,210,000 14,638
Federal Republic of Nigeria, 10.375%, 12/9/34 (USD) (1) 5,961,000 7,083
Federal Republic of Nigeria, 10.375%, 12/9/34 (USD)  7,060,000 8,388
Federal Republic of Nigeria OMO Bill, Series 140D, 20.357%,
9/1/26  3,737,190,000 2,615
Federal Republic of Nigeria OMO Bill, Series 140D, 20.406%,
9/15/26  13,776,000,000 9,561
Federal Republic of Nigeria OMO Bill, Series 203D, 19.253%,
8/11/26  5,450,000,000 3,856
Federal Republic of Nigeria OMO Bill, Series 210D, 19.134%,
7/28/26  10,900,000,000 7,778
Federal Republic of Nigeria OMO Bill, Series 210D, 19.181%,
8/4/26  5,450,000,000 3,869

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Federal Republic of Nigeria OMO Bill, Series 245D, 20.656%,
9/22/26  2,755,184,000 1,907
Federal Republic of Nigeria OMO Bill, Series 364D, 19.098%,
7/21/26  22,820,000,000 16,350
Total Nigeria (Cost $115,309) 121,020
OMAN 1.8%
Corporate Bonds 0.2%
National Bank of Oman, VR, 6.625% (USD) (5)(7) 7,236,000 7,296
Oryx Funding, 5.80%, 2/3/31 (USD)  8,473,000 8,723
16,019
Government Bonds 1.6%
Sultanate of Oman, 5.375%, 3/8/27 (USD)  18,495,000 18,588
Sultanate of Oman, 5.625%, 1/17/28 (USD)  9,500,000 9,607
Sultanate of Oman, 6.00%, 8/1/29 (USD)  1,000,000 1,032
Sultanate of Oman, 6.25%, 1/25/31 (USD)  8,825,000 9,308
Sultanate of Oman, 6.50%, 3/8/47 (USD)  19,479,000 20,810
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 11,000,000 11,282
Sultanate of Oman, 6.75%, 10/28/27 (USD)  9,200,000 9,436
Sultanate of Oman, 6.75%, 1/17/48 (USD)  10,320,000 11,329
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 6,520,000 7,432
98,824
Total Oman (Cost $111,244) 114,843
PAKISTAN 0.7%
Corporate Bonds 0.2%
Veon Midco, 9.00%, 7/15/29 (USD) (1) 9,580,000 10,057
10,057
Government Bonds 0.5%
Islamic Republic of Pakistan, 6.975%, 4/24/29 (USD)  7,590,000 7,601
Islamic Republic of Pakistan, 7.375%, 4/8/31 (USD)  2,954,000 2,976
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  21,477,000 21,504
32,081
Total Pakistan (Cost $41,283) 42,138

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PANAMA 1.5%
Corporate Bonds 0.3%
Banco General, VR, 5.25% (USD) (1)(5)(7) 7,325,000 7,016
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 8,795,000 7,860
C&W Senior Finance, 9.00%, 1/15/33 (USD) (1) 2,915,000 2,956
17,832
Government Bonds 1.2%
Republic of Panama, 6.40%, 2/14/35 (USD)  4,079,000 4,319
Republic of Panama, 6.70%, 1/26/36 (USD)  11,655,000 12,571
Republic of Panama, 6.853%, 3/28/54 (USD)  12,965,000 13,977
Republic of Panama, 6.875%, 1/31/36 (USD)  1,715,000 1,873
Republic of Panama, 7.50%, 3/1/31 (USD)  5,200,000 5,739
Republic of Panama, 8.00%, 3/1/38 (USD)  29,624,000 34,939
73,418
Total Panama (Cost $85,435) 91,250
PARAGUAY 0.8%
Corporate Bonds 0.0%
Telefonica Celular del Paraguay, 12.00%, 12/30/32 (1) 4,200,000,000 724
724
Government Bonds 0.8%
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 8,830,000 8,853
Republic of Paraguay, 5.40%, 3/30/50 (USD)  21,244,000 19,641
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 5,221
Republic of Paraguay, 6.00%, 2/9/36 (USD) (1) 4,135,000 4,342
Republic of Paraguay, 6.00%, 2/9/36 (USD)  9,375,000 9,845
Republic of Paraguay, 6.10%, 8/11/44 (USD)  1,000,000 1,024
Republic of Paraguay, 6.65%, 3/4/55 (USD)  225,000 242
Republic of Paraguay, 8.50%, 3/4/35 (1) 7,000,000,000 1,117
Republic of Paraguay, 8.50%, 4/4/38 (1) 14,266,000,000 2,260
52,545
Total Paraguay (Cost $53,169) 53,269

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PERU 2.5%
Corporate Bonds 0.6%
Banco de Credito del Peru, VR, 5.65%, 1/15/37 (USD) (1)(5) 20,010,000 20,139
Consorcio Transmantaro , 4.70%, 4/16/34 (USD) (1) 3,315,000 3,220
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,078,027 3,149
Scotiabank Peru, VR, 6.10%, 10/1/35 (USD) (1)(5) 9,940,000 10,200
36,708
Government Bonds 1.9%
Republic of Peru, 3.30%, 3/11/41 (USD)  6,250,000 4,850
Republic of Peru, 3.55%, 3/10/51 (USD)  6,625,000 4,671
Republic of Peru, 5.375%, 2/8/35 (USD)  21,851,000 22,070
Republic of Peru, 5.625%, 11/18/50 (USD)  47,824,000 46,625
Republic of Peru, 6.20%, 6/30/55 (USD)  15,960,000 16,488
Republic of Peru, 6.90%, 8/12/37  60,000,000 17,987
Republic of Peru, 8.75%, 11/21/33 (USD)  6,112,000 7,453
120,144
Total Peru (Cost $157,913) 156,852
PHILIPPINES 1.2%
Corporate Bonds 0.7%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 6,211
Globe Telecom, 3.00%, 7/23/35 (USD)  6,650,000 5,536
International Container Terminal Services, 4.75%, 6/17/30
(USD)  15,260,000 15,265
Manila Water, 4.375%, 7/30/30 (USD)  16,950,000 16,593
43,605
Government Bonds 0.5%
Republic of Philippines, 2.65%, 12/10/45 (USD)  38,175,000 24,563
Republic of Philippines, 6.25%, 1/14/36  622,000,000 9,418
33,981
Total Philippines (Cost $92,800) 77,586
POLAND 0.6%
Government Bonds 0.6%
Republic of Poland, Series 30Y, 5.50%, 3/18/54 (USD)  27,575,000 26,101

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 5Y, 4.875%, 2/12/30 (USD)  9,537,000 9,647
Total Poland (Cost $34,723) 35,748
ROMANIA 3.3%
Government Bonds 3.3%
Republic of Romania, 2.625%, 12/2/40 (EUR)  3,400,000 2,627
Republic of Romania, 4.00%, 2/14/51 (USD)  23,284,000 15,751
Republic of Romania, 5.375%, 6/7/33 (EUR)  17,200,000 19,856
Republic of Romania, 5.75%, 9/16/30 (USD) (1) 63,584,000 63,863
Republic of Romania, 5.75%, 3/24/35 (USD) (1) 7,100,000 6,873
Republic of Romania, 5.75%, 3/24/35 (USD)  10,080,000 9,758
Republic of Romania, 5.75%, 7/4/36 (USD) (1) 14,310,000 13,706
Republic of Romania, 6.375%, 1/30/34 (USD) (1) 8,874,000 8,999
Republic of Romania, 6.625%, 5/16/36 (USD) (1) 44,372,000 45,339
Republic of Romania, 6.625%, 5/16/36 (USD)  7,150,000 7,306
Republic of Romania, 7.50%, 2/10/37 (USD)  11,532,000 12,468
Total Romania (Cost $210,551) 206,546
SAUDI ARABIA 3.0%
Corporate Bonds 1.1%
EIG Pearl Holdings, 3.545%, 8/31/36 (USD)  16,086,056 14,602
Gaci First Investment, 5.125%, 2/14/53 (USD)  29,329,000 25,359
Green Palm Bidco , 5.957%, 6/30/41 (USD) (1) 12,440,000 12,599
Greensaif Pipelines Bidco , 5.853%, 2/23/36 (USD) (1) 9,750,000 9,979
Greensaif Pipelines Bidco , 6.129%, 2/23/38 (USD)  4,600,000 4,766
67,305
Government Bonds 1.9%
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  32,060,000 22,332
Kingdom of Saudi Arabia, 4.50%, 10/26/46 (USD)  27,122,000 22,611
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  21,100,000 18,608
Kingdom of Saudi Arabia, 5.75%, 1/16/54 (USD)  25,131,000 24,272
Kingdom of Saudi Arabia, 5.875%, 1/12/56 (USD)  5,800,000 5,648
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,296,000 4,691
Saudi Arabian Oil, 4.375%, 4/16/49 (USD)  15,450,000 12,424
Saudi Arabian Oil, 5.75%, 7/17/54 (USD)  11,695,000 11,112
121,698
Total Saudi Arabia (Cost $195,918) 189,003

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SENEGAL 0.4%
Government Bonds 0.4%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  386,667 248
Republic of Senegal, 5.375%, 6/8/37 (EUR)  33,959,000 20,704
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 430,000 229
Republic of Senegal, 6.25%, 5/23/33 (USD)  7,744,000 4,120
Total Senegal (Cost $25,612) 25,301
SERBIA 1.0%
Government Bonds 1.0%
Republic of Serbia, 4.875%, 5/6/38 (EUR) (1) 12,808,000 14,655
Republic of Serbia, 5.50%, 5/6/36 (USD) (1) 17,730,000 17,388
Republic of Serbia, 6.00%, 6/12/34 (USD)  29,430,000 30,156
Total Serbia (Cost $62,376) 62,199
SOUTH AFRICA 3.6%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  5,565,000 5,797
5,797
Government Bonds 3.5%
Republic of South Africa, 7.10%, 11/19/36 (USD) (1) 5,050,000 5,425
Republic of South Africa, 7.10%, 11/19/36 (USD)  114,669,000 123,174
Republic of South Africa, 7.95%, 11/19/54 (USD) (1) 19,055,000 20,562
Republic of South Africa, Series 10Y, 5.875%, 4/20/32 (USD)  5,790,000 5,929
Republic of South Africa, Series 30Y, 5.65%, 9/27/47 (USD)  23,590,000 20,013
Republic of South Africa, Series 30Y, 6.25%, 3/8/41 (USD)  10,050,000 9,667
Republic of South Africa, Series 30Y, 7.30%, 4/20/52 (USD)  10,185,000 10,290
Republic of South Africa, Series 2032, 8.25%, 3/31/32  441,570,000 27,257
222,317
Total South Africa (Cost $216,848) 228,114
SOUTH KOREA 0.2%
Corporate Bonds 0.2%
Hanwha Totalenergies Petrochemical, 5.50%, 7/18/29 (USD)  11,890,000 11,643
Total South Korea (Cost $11,880) 11,643

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SRI LANKA 1.9%
Corporate Bonds 0.0%
SriLankan Airlines, 7.00%, 8/25/26 (USD) (4) 1,449,000 1,508
1,508
Government Bonds 1.9%
Republic of Sri Lanka, 4.00%, 4/15/28 (USD) (1) 10,252,563 9,913
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (USD) (1) 17,707,073 17,962
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD) (1) 22,894,981 21,922
Republic of Sri Lanka, STEP, 3.35%, 3/15/33 (USD)  15,360,000 14,707
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD) (1) 21,072,784 17,527
Republic of Sri Lanka, STEP, 3.60%, 6/15/35 (USD)  14,818,287 12,325
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (USD) (1) 969,815 973
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (USD) (1) 21,931,359 22,056
117,385
Total Sri Lanka (Cost $101,708) 118,893
SUPRANATIONAL 0.4%
Government Bonds 0.4%
Corp. Andina de Fomento , VR, 6.75% (USD) (1)(5)(7) 8,630,000 8,915
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  14,075,000 13,626
Total Supranational (Cost $22,332) 22,541
SURINAME 1.0%
Government Bonds 1.0%
Republic of Suriname, 8.50%, 11/6/35 (USD) (1) 56,455,000 61,637
Total Suriname (Cost $57,190) 61,637
TAIWAN 0.1%
Convertible Bonds 0.1%
Hon Hai Precision Industry, Zero Coupon, 10/24/29 (USD)  4,500,000 4,759
Total Taiwan (Cost $4,865) 4,759

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  3,400,000 3,601
3,601
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 13,460,000 13,817
13,817
Total Tanzania (Cost $16,855) 17,418
THAILAND 0.6%
Corporate Bonds 0.6%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(5) 30,670,000 27,856
GC Treasury Center, VR, 6.50% (USD) (1)(5)(7) 6,710,000 6,666
GC Treasury Center, VR, 7.125% (USD) (1)(5)(7) 5,350,000 5,318
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  680,000 478
Total Thailand (Cost $41,070) 40,318
TRINIDAD AND TOBAGO 0.3%
Government Bonds 0.3%
Trinidad & Tobago Government International Bond, 6.50%,
1/28/36 (USD)  20,460,000 21,083
Total Trinidad and Tobago (Cost $20,977) 21,083
TÜRKIYE 4.3%
Corporate Bonds 0.5%
Turkiye Is Bankasi , 5.80%, 2/5/31 (USD) (1) 20,400,000 19,904
Yapi ve Kredi Bankasi , 5.75%, 3/3/31 (USD) (1) 11,000,000 10,738
30,642
Government Bonds 3.8%
Republic of Turkiye , 6.375%, 5/22/31 (USD)  17,475,000 17,445
Republic of Turkiye , 6.50%, 1/3/35 (USD)  21,000,000 20,525
Republic of Turkiye , 6.80%, 11/4/36 (USD)  2,930,000 2,896
Republic of Turkiye , 6.875%, 1/14/38 (USD)  42,251,000 41,513
Republic of Turkiye , 6.95%, 9/16/35 (USD)  8,534,000 8,567

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkiye , 7.25%, 5/29/32 (USD)  11,670,000 12,021
Republic of Turkiye , Series 10Y, 5.95%, 1/15/31 (USD)  26,785,000 26,376
Republic of Turkiye , Series 10Y, 7.625%, 5/15/34 (USD)  5,210,000 5,476
Republic of Turkiye , Series 10Y, 9.375%, 1/19/33 (USD)  11,630,000 13,249
Republic of Turkiye , Series 12Y, 6.50%, 9/20/33 (USD)  6,825,000 6,730
Republic of Turkiye , Series 2Y, 36.00%, 8/12/26  850,000,000 18,192
Republic of Turkiye , Series 30Y, 6.00%, 1/14/41 (USD)  31,340,000 27,695
Republic of Turkiye , Series 5Y, 9.875%, 1/15/28 (USD)  3,585,000 3,810
Republic of Turkiye , Series 6Y, 8.60%, 9/24/27 (USD)  8,975,000 9,330
Republic of Turkiye , Series 6Y, 9.375%, 3/14/29 (USD)  25,900,000 28,131
241,956
Total Türkiye (Cost $267,104) 272,598
UKRAINE 1.7%
Government Bonds 1.7%
Government of Ukraine, STEP, 0.00%, 2/1/34 (USD) (1) 1 —
Government of Ukraine, STEP, 0.00%, 2/1/35 (USD)  900,000 542
Government of Ukraine, STEP, 4.00%, 2/1/32 (USD) (1) 24,740,000 20,485
Government of Ukraine, STEP, 4.50%, 2/1/29 (USD) (1) 13,101,932 11,062
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD) (1) 15,320,231 10,798
Government of Ukraine, STEP, 4.50%, 2/1/34 (USD)  8,706,718 6,137
Government of Ukraine, STEP, 4.50%, 2/1/35 (USD) (1) 30,455,699 21,135
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD) (1) 33,690,157 23,182
Government of Ukraine, STEP, 4.50%, 2/1/36 (USD)  22,417,966 15,425
Total Ukraine (Cost $92,762) 108,766
UNITED ARAB EMIRATES 1.4%
Corporate Bonds 0.8%
DP World, 5.25%, 12/24/29 (USD)  29,015,000 28,887
Galaxy Pipeline Assets Bidco , 2.625%, 3/31/36 (USD)  17,380,000 15,186
Ruwais Power, 6.00%, 8/31/36 (USD)  4,865,000 4,962
49,035
Government Bonds 0.6%
Abu Dhabi Government International Bond, 5.50%, 4/30/54
(USD)  21,070,000 20,684
Emirates NBD Bank, Acquisition Date: 1/6/26, Cost $15,390,
4.195%, 1/13/29 (USD) (2) 15,390,000 15,180
35,864
Total United Arab Emirates (Cost $85,771) 84,899

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Acquisition Date:
8/23/18, Cost $— (EUR) (2)(4)(8) 4,463,430 15
Total United Kingdom (Cost $–) 15
UNITED STATES 0.2%
Corporate Bonds 0.2%
Hyundai Capital America, 5.60%, 3/30/28 (1) 11,450,000 11,607
Total United States (Cost $11,517) 11,607
URUGUAY 0.7%
Government Bonds 0.7%
Republic of Uruguay, 5.10%, 6/18/50 (USD)  30,085,000 28,167
Republic of Uruguay, 5.75%, 10/28/34 (USD)  16,385,000 17,161
Total Uruguay (Cost $45,828) 45,328
UZBEKISTAN 1.1%
Corporate Bonds 0.4%
Ipoteka -Bank ATIB, 6.45%, 10/9/30 (USD)  13,090,000 13,212
Ipoteka -Bank ATIB, 17.50%, 10/9/28  3,690,000,000 321
Navoi Mining & Metallurgical, 6.95%, 10/17/31 (USD) (1) 9,555,000 10,097
Uzbek Industrial & Construction Bank, 21.00%, 7/24/27  3,370,000,000 295
Uzbekneftegaz , 8.75%, 5/7/30 (USD) (1) 400,000 430
24,355
Government Bonds 0.7%
National Bank of Uzbekistan, 7.20%, 7/17/30 (USD)  9,968,000 10,337
National Bank of Uzbekistan, 8.50%, 7/5/29 (USD)  550,000 587
Republic of Uzbekistan, 6.90%, 2/28/32 (USD)  5,250,000 5,609
Republic of Uzbekistan, 6.947%, 5/25/32 (USD) (1) 1,000,000 1,071
Republic of Uzbekistan, 6.947%, 5/25/32 (USD)  24,759,000 26,511
Republic of Uzbekistan, 7.85%, 10/12/28 (USD) (1) 1,000,000 1,058
Republic of Uzbekistan, 16.25%, 10/12/26  2,500,000,000 213
45,386
Total Uzbekistan (Cost $67,454) 69,741

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 2.6%
Government Bonds 2.6%
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (3)(4) 9,185,000 3,452
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (3)(4) 7,577,000 8,903
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (3)(4) 190,550,000 82,765
Petroleos de Venezuela, 9.75%, 5/17/35 (USD) (3)(4) 985,000 438
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (3)(4) 43,593,000 22,092
Republic of Venezuela, 6.00%, 12/9/20 (USD) (3)(4) 1,070,000 460
Republic of Venezuela, 7.75%, 10/13/19 (USD) (3)(4) 61,570,000 27,586
Republic of Venezuela, 9.25%, 9/15/27 (USD) (3)(4) 10,000,000 4,952
Republic of Venezuela, 11.75%, 10/21/26 (USD) (3)(4) 14,600,000 8,020
Republic of Venezuela, 11.95%, 8/5/31 (USD) (3)(4) 800,000 438
Republic of Venezuela, 12.75%, 8/23/22 (USD) (3)(4) 8,850,000 4,953
Total Venezuela (Cost $124,484) 164,059
VIETNAM 0.1%
Government Bonds 0.1%
Socialist Republic of Vietnam, Series 30YR, FRN, 6M TSFR +
0.813%, 5.495%, 3/13/28 (USD)  4,750,000 4,567
Total Vietnam (Cost $4,647) 4,567
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 3.69% (9)(10) 93,826,552 93,827
Total Short-Term Investments (Cost $93,827) 93,827

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
USD / MXN,
Put, 8/19/26 @
MXN18.20 (4) 1 177,670 745
Total Options Purchased (Cost $1,636) 745
Total Investments in Securities
97.9% of Net Assets
(Cost $5,930,060) $ 6,148,522
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,637,843 and represents 26.1% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $32,416 and represents 0.5% of net assets.
(3) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(4) Non-income producing
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Perpetual security with no stated maturity date.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M EURIBOR Twelve month EURIBOR (Euro interbank offered rate)

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/11/26 USD 68,930 MYR 273,596 $ 1,779
Barclays Bank 7/17/26 HUF 4,748,238 USD 15,492 (254)
Citibank 7/10/26 IDR 117,363,782 USD 6,546 9
Citibank 7/10/26 USD 19,950 IDR 339,230,416 1,004
Citibank 7/17/26 USD 4,256 MXN 74,250 16
Citibank 8/21/26 USD 11,983 EUR 10,336 147
Citibank 10/9/26 USD 6,500 IDR 117,363,782 (2)
Deutsche Bank 7/10/26 IDR 109,509,513 USD 6,132 (15)
Deutsche Bank 9/11/26 USD 15,377 COP 54,572,589 (318)
Goldman Sachs 7/10/26 USD 11,122 IDR 189,182,332 556
Goldman Sachs 9/2/26 BRL 27,717 USD 5,341 (54)
HSBC Bank 8/21/26 USD 237,122 EUR 202,899 4,789
HSBC Bank 9/11/26 USD 35,551 MYR 140,573 1,049
HSBC Bank 10/16/26 USD 9,332 ZAR 154,384 (12)
JPMorgan Chase 7/10/26 IDR 189,644,649 USD 10,534 58
JPMorgan Chase 7/17/26 USD 17,362 MXN 303,161 51
JPMorgan Chase 8/21/26 EUR 58 USD 67 (1)
JPMorgan Chase 8/21/26 USD 561 EUR 480 11
JPMorgan Chase 9/11/26 USD 10,075 PHP 624,900 (61)
RBC Dominion
Securities 7/10/26 USD 18,780 IDR 318,402,554 997
RBC Dominion
Securities 9/11/26 USD 5,227 COP 18,972,743 (230)
Standard Chartered 7/10/26 IDR 117,342,089 USD 6,576 (22)
Standard Chartered 7/17/26 USD 7,084 MXN 124,051 1
Standard Chartered 8/21/26 USD 18,453 EUR 15,954 184
Standard Chartered 9/11/26 USD 38,850 MYR 153,677 1,132
Standard Chartered 10/9/26 USD 6,532 IDR 117,342,089 31
State Street 7/24/26 USD 7,356 AUD 10,268 251
State Street 8/21/26 USD 17,743 EUR 15,229 304
Toronto-Dominion Bank 7/24/26 USD 13,795 CAD 18,800 525
Wells Fargo 8/21/26 USD 4,394 EUR 3,729 125
Wells Fargo 9/11/26 COP 66,219,771 USD 18,177 867
Wells Fargo 9/11/26 USD 21,964 COP 78,916,952 (732)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 12,185

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,691 Euro BUND contracts 9/26 (246,038) $ (2,579)
Long, 2,367 U.S. Treasury Notes five year
contracts 9/26 253,380 872
Long, 2,003 Ultra U.S. Treasury Bonds contracts 9/26 232,661 6,379
Short, 1,237 Ultra U.S. Treasury Notes ten year
contracts 9/26 (139,124) (709)
Net payments (receipts) of variation margin to date (5,293)
Variation margin receivable (payable) on open futures contracts $ (1,330)

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ —# $ — $ 2,664+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 44,744  ¤  ¤ $ 93,827^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,664 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $93,827.

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,930,060) $ 6,148,522
Interest receivable 110,194
Cash deposits on futures contracts 16,038
Unrealized gain on forward currency exchange contracts 13,886
Receivable for shares sold 6,142
Due from affiliates 1,897
Restricted cash pledged for bilateral derivatives 620
Receivable for investment securities sold 371
Cash 67
Foreign currency (cost $47) 47
Other assets 86
Total assets 6,297,870
Liabilities
Payable for shares redeemed 6,681
Payable for investment securities purchased 4,511
Investment management fees payable 3,289
Unrealized loss on forward currency exchange contracts 1,701
Variation margin payable on futures contracts 1,330
Payable to directors 3
Other liabilities 633
Total liabilities 18,148
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 6,279,722

T. ROWE PRICE Emerging Markets Bond Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,244,631)
Paid-in capital applicable to 632,667,964 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 7,524,353
NET ASSETS $ 6,279,722
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $327,645; Shares outstanding: 33,006,877) $ 9.93
Advisor Class
(Net assets: $49; Shares outstanding: 4,941) $ 9.93
I Class
(Net assets: $2,370,222; Shares outstanding:
239,050,973) $ 9.92
Z Class
(Net assets: $3,581,806; Shares outstanding:
360,605,173) $ 9.93

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $235) $ 191,253
Dividend 2,664
Other 4
Total income 193,921
Expenses
Investment management 18,404
Shareholder servicing
Investor Class $ 457
I Class 67 524
Prospectus and shareholder reports
Investor Class 8
I Class 60
Z Class 2 70
Custody and accounting 353
Registration 119
Legal and audit 114
Directors 8
Miscellaneous 21
Waived / paid by Price Associates (11,219)
Total expenses 8,394
Net investment income 185,527

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $346) 5,375
Futures (15,935)
Forward currency exchange contracts (10,561)
Foreign currency transactions (311)
Net realized loss (21,432)
Change in net unrealized gain / loss
Securities 42,498
Futures 8,373
Forward currency exchange contracts 20,167
Other assets and liabilities denominated in foreign currencies (332)
Change in net unrealized gain / loss 70,706
Net realized and unrealized gain / loss 49,274
INCREASE IN NET ASSETS FROM OPERATIONS $ 234,801

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 185,527 $ 329,601
Net realized loss (21,432) (219,443)
Change in net unrealized gain / loss 70,706 573,970
Increase in net assets from operations 234,801 684,128
Distributions to shareholders
Net earnings
Investor Class (9,111) (20,076)
Advisor Class (1) (5)
I Class (63,150) (103,856)
Z Class (109,475) (203,151)
Tax return of capital – –
Investor Class – (271)
Advisor Class – –
I Class – (1,380)
Z Class – (2,734)
Decrease in net assets from distributions (181,737) (331,473)
Capital share transactions
*
Shares sold
Investor Class 44,605 96,442
Advisor Class 2 393
I Class 604,527 457,302
Z Class 625,972 169,108
Distributions reinvested
Investor Class 8,450 18,983
Advisor Class 1 5
I Class 59,945 98,352
Z Class 108,923 205,721
Shares redeemed
Investor Class (58,751) (161,298)
Advisor Class – (431)
I Class (227,671) (343,459)
Z Class (173,142) (597,340)
Increase (decrease) in net assets from capital
share transactions 992,861 (56,222)

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 1,045,925 296,433
Beginning of period 5,233,797 4,937,364
End of period $ 6,279,722 $ 5,233,797
*Share information (000s)
Shares sold
Investor Class 4,508 10,322
Advisor Class –
(1)
40
I Class 61,602 48,466
Z Class 63,451 17,752
Distributions reinvested
Investor Class 857 2,012
Advisor Class –
(1)
–
(1)
I Class 6,084 10,411
Z Class 11,036 21,782
Shares redeemed
Investor Class (5,945) (17,220)
Advisor Class – (43)
I Class (23,108) (36,842)
Z Class (17,517) (64,612)
Increase (decrease) in shares outstanding 100,968 (7,932)
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation. The fund has four classes of shares: the Emerging Markets
Bond Fund (Investor Class), the Emerging Markets Bond Fund–Advisor Class
(Advisor Class), the Emerging Markets Bond Fund–I Class (I Class) and the
Emerging Markets Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Emerging Markets Bond Fund

amortized for financial reporting purposes.  Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets; during the six months ended June 30, 2026, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if
the
NYSE closes earlier, or as

T. ROWE PRICE Emerging Markets Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Emerging Markets Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets,

T. ROWE PRICE Emerging Markets Bond Fund

and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,044,104 $ — $ 6,044,104
Common Stocks — — 15 15
Private Investment Company
2
— — — 9,831
Short-Term Investments 93,827 — — 93,827
Options Purchased — 745 — 745
Total Securities 93,827 6,044,849 15 6,148,522
Forward Currency Exchange
Contracts — 13,886 — 13,886
Futures Contracts* 7,251 — — 7,251
Total $ 101,078 $ 6,058,735 $ 15 $ 6,169,659
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,701 $ — $ 1,701
Futures Contracts* 3,288 — — 3,288
Total $ 3,288 $ 1,701 $ — $ 4,989
1
Includes Convertible Bonds, Corporate Bonds, and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
*
The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 7,251
Foreign exchange derivatives Forwards, Securities^ 14,631
^
,*
Total $ 21,882
^
,*
Liabilities
Interest rate derivatives Futures $ 3,288
Foreign exchange derivatives Forwards 1,701
Total $ 4,989
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (15,935) $ — $ (15,935)
Foreign exchange derivatives — — (10,561) (10,561)
Total $ — $ (15,935) $ (10,561) $ (26,496)

T. ROWE PRICE Emerging Markets Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 8,373 $ — $ 8,373
Foreign exchange derivatives (891) — 20,167 19,276
Total $ (891) $ 8,373 $ 20,167 $ 27,649
^ Options purchased are reported as securities.

T. ROWE PRICE Emerging Markets Bond Fund

upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $620,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of June 30,
2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $5,510,000 cash and securities valued at $8,605,000. As of
June 30, 2026, cash of $16,038,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency

T. ROWE PRICE Emerging Markets Bond Fund

movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 9% and 12% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability

T. ROWE PRICE Emerging Markets Bond Fund

on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 8% and 13% of net assets.
Options   The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty
(OTC options) or through a central clearinghouse (exchange-traded options).
Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received

T. ROWE PRICE Emerging Markets Bond Fund

by the fund. During the six months ended June 30, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 3% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

T. ROWE PRICE Emerging Markets Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,148,185,000 and
$1,228,470,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2025, the fund had
$1,384,949,000 of available capital loss carryforwards.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $5,957,196,000. Net unrealized gain aggregated $207,448,000 at period-end, of which $337,814,000 related to appreciated investments and $130,366,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset

T. ROWE PRICE Emerging Markets Bond Fund

capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.36%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses

T. ROWE PRICE Emerging Markets Bond Fund

previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended June 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $3,000 remain subject to repayment by the fund at June 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Emerging Markets Bond Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended June 30,
2026, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $388,000 for T. Rowe Price Services, Inc.; and $3,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the
average
daily value of its
shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2026, the fund was charged $5,000 for shareholder servicing costs related to the college savings plans, of which less than $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable,
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.05% 1.15% 0.00% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A N/A
(Waived)/repaid during the
period ($000s) $— $(1) $(318) $(10,900)

T. ROWE PRICE Emerging Markets Bond Fund

are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2026, approximately 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2026, approximately 12% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Emerging Markets Bond Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Emerging Markets Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Emerging Markets Bond Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F110-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026